Disclosure of detailed information about right-of-use assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, beginnng of year	$ 557,022	$ 550,478
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019		210,178	258,756
Acquisition of UMG			388,996
Acquired			36,375
Depreciation	(180,395)	(203,058)	(148,687)
Effect of foreign exchange	(3,210)	(576)	15,038
Balance, end of year	11,115	557,022	550,478
Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance, beginnng of year	$ 557,022	550,478
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019
Acquisition of UMG
Acquired		210,178
Depreciation		(203,058)
Effect of foreign exchange		(576)
Balance, end of year		$ 557,022	$ 550,478